Partly-Owned Subsidiaries with Material Non-Controlling Interests - Summary of Financial Information of Subsidaries (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Information of Subsidaries [Line Items]
Revenue	¥ 8,161,022	¥ 15,318,744	¥ 29,214,613
Total expenses	26,592,093	32,700,245	45,576,030
Zhongshi Credit Management Co., Ltd. [Member]
Disclosure of Financial Information of Subsidaries [Line Items]
Revenue	206,301	611,280	673,926
Total expenses	639,791	658,324	596,518
Ping An Consumer Finance Co Ltd [Member]
Disclosure of Financial Information of Subsidaries [Line Items]
Revenue	4,311,091	3,530,998	2,668,859
Total expenses	¥ 2,962,464	¥ 2,889,025	¥ 2,430,807